Note 10 - Deposits - Components of Interest-bearing Deposits (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Interest-Bearing Demand	$ 458,717,332	$ 448,003,985
Savings	78,172,441	70,066,140
Time, $250,000 and Over	38,919,469	32,168,191
Other Time	301,248,235	335,059,579
	$ 877,057,477	$ 885,297,895